NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the Prospectus Dated May 1, 2007

Balanced Portfolio (I Class)

                EFFECTIVE IMMEDIATELY, ALL REFERENCES TO JOHN DUGENSKE IN THE PROSPECTUS ARE HEREBY DELETED. SPECIFICALLY, ON PAGE 7 OF THE PROSPECTUS, THE THIRD PARAGRAPH OF THE SECTION ENTITLED "PORTFOLIO MANAGERS" IS HEREBY DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Michael Foster is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Prior to joining Lehman Brothers Asset Management LLC, Mr. Foster spent three years as a Trading Assistance and Account Executive at another investment firm.

Richard Grau is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Prior to joining Lehman Brothers Asset Management LLC in 1993, Mr. Grau was an Internal Auditor at another firm.

THE DATE OF THIS SUPPLEMENT IS FEBRUARY 28, 2008.

NEUBERGER BERMAN

A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN MANAGEMENT INC.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

SHAREHOLDER SERVICES

800.877.9700

INSTITUTIONAL SERVICES

800.366.6264

WWW.NB.COM

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Supplement to the Prospectus Dated May 1, 2007
Lehman Brothers Short Duration Bond Portfolio (I Class)

                EFFECTIVE IMMEDIATELY, ALL REFERENCES TO JOHN DUGENSKE IN THE PROSPECTUS ARE HEREBY DELETED. SPECIFICALLY, ON PAGE 8 OF THE PROSPECTUS, THE FIRST PARAGRAPH OF THE SECTION ENTITLED "PORTFOLIO MANAGERS" IS HEREBY DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Michael Foster is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Prior to joining Lehman Brothers Asset Management LLC, Mr. Foster spent three years as a Trading Assistance and Account Executive at another investment firm.

Richard Grau is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Prior to joining Lehman Brothers Asset Management LLC in 1993, Mr. Grau was an Internal Auditor at another firm.

THE DATE OF THIS SUPPLEMENT IS FEBRUARY 28, 2008.

NEUBERGER BERMAN

A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN MANAGEMENT INC.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

SHAREHOLDER SERVICES

800.877.9700

INSTITUTIONAL SERVICES

800.366.6264

WWW.NB.COM

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Supplement dated February 28, 2008 to the Statement of Additional Information ("SAI") dated May 1, 2007, as revised on July 2, 2007.
Balanced Portfolio (I Class) and
Lehman Brothers Short Duration Bond Portfolio (I Class)

Effective immediately, all references to John Dugenske in the SAI are hereby deleted. On page 90, under the heading "Other Accounts Managed," the information pertaining to Mr. Dugenske is hereby deleted and replaced with the following:

Name of Portfolio Manager	Fund(s) Managed by Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicle Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
		Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Michael Foster	Short Duration Bond Portfolio Balanced Portfolio	1	$104	-	-	36	$358
Richard Grau	Short Duration Bond Portfolio Balanced Portfolio	1	$104	-	-	36	$358

Additionally, on page 93 of the SAI, under the heading "Securities Ownership," the information pertaining to Mr. Dugenske is hereby deleted and replaced with the following:

Name of Portfolio Manager	Fund(s) Managed by Portfolio Manager	Dollar Range of Securities Owned
Michael Foster	Short Duration Bond Portfolio	None
	Balanced Portfolio	None
Richard Grau	Short Duration Bond Portfolio	None
	Balanced Portfolio	None